RESTATEMENT OF PREVIOUSLY ISSUED FINANCIALS STATEMENT (Details Narrative) - CAD ($)	Dec. 31, 2022	Jan. 02, 2022
Restatement Of Previously Issued Financials Statement
Decrease to property and equipment	$ 987,006	$ 198,045
Increase to intangible assets	$ 987,006	$ 198,045